FAIR VALUE OF ASSETS AND LIABILITIES (Details 2) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	$ (945,853)	$ (1,312,450)
Financial liabilities, at fair value	(54,782,101)	(53,145,784)
Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(147,446)	(327,033)
Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(781,464)	(941,426)
Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(16,943)	(42,961)
Foreign exchange contracts [Member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(142,976)	(323,923)
Foreign exchange contracts [Member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(505,823)	(749,082)
Foreign exchange contracts [Member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(16,943)	(42,961)
Equity contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	(1,030)
Equity contracts [Member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(4,470)	(3,110)
Interest rate contracts [Member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(275,641)	(192,344)
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(9,347)	(1,030)
Financial liabilities, at fair value	(9,347)	(8,858)
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(9,347)	(7,828)
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	(1,030)
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Equity contracts [Member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Interest rate contracts [Member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(9,347)	(7,828)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(855,771)	0
Financial liabilities, at fair value	(855,771)	(1,237,652)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(126,379)	(307,594)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(712,449)	(887,097)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(16,943)	(42,961)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(122,424)	(304,756)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(459,789)	(708,354)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(16,943)	(42,961)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Equity contracts [Member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(3,955)	(2,838)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Interest rate contracts [Member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(252,660)	(178,743)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(80,735)	(65,940)
Financial liabilities, at fair value	(80,735)	(65,940)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(21,067)	(19,439)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(59,668)	(46,501)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(20,552)	(19,167)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(46,034)	(40,728)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Foreign exchange contracts [Member] | Option contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Equity contracts [Member] | Forward contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	(515)	(272)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Interest rate contracts [Member] | Swap contract [member]
Disclosure of fair value of assets and liabilities [Line Items]
Derivative financial liabilities	$ (13,634)	$ (5,773)